Segmented Information (Summary of Results by Business Segment) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Disclosure of operating segments [line items]
Net interest income (loss)	$ 8,861	$ 8,125	$ 17,650	$ 15,991
Non-interest income (loss)	6,936	14,812	14,732	20,995
Total revenue	15,797	22,937	32,382	36,986
Provision for (recovery of) credit losses	1,001	1,341	2,040	2,553
Insurance service expenses	1,398	1,417	3,020	2,924
Non-interest expenses	8,372	8,139	17,125	16,209
Income (loss) before income taxes and share of net income from investment in Schwab	5,026	12,040	10,197	15,300
Provision for (recovery of) income taxes	775	985	1,903	1,683
Share of net income from investment in Schwab	0	74	0	305
Net income (loss)	4,251	11,129	8,294	13,922
Assets	2,085,105		2,085,105		$ 2,094,558
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	4,289	4,023	8,683	8,158
Non-interest income (loss)	967	968	1,994	1,982
Total revenue	5,256	4,991	10,677	10,140
Provision for (recovery of) credit losses	498	622	934	1,143
Insurance service expenses	0	0	0	0
Non-interest expenses	2,088	2,052	4,235	4,138
Income (loss) before income taxes and share of net income from investment in Schwab	2,670	2,317	5,508	4,859
Provision for (recovery of) income taxes	745	649	1,539	1,360
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	1,925	1,668	3,969	3,499
Assets	626,142		626,142		616,115
U.S. Retail [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,196	3,038	6,492	6,102
Non-interest income (loss)	588	(284)	1,377	(402)
Total revenue	3,784	2,754	7,869	5,700
Provision for (recovery of) credit losses	342	442	637	893
Insurance service expenses	0	0	0	0
Non-interest expenses	2,476	2,338	4,944	4,718
Income (loss) before income taxes and share of net income from investment in Schwab	966	(26)	2,288	89
Provision for (recovery of) income taxes	153	(68)	435	(96)
Share of net income from investment in Schwab	0	78	0	277
Net income (loss)	813	120	1,853	462
Assets	508,946		508,946		530,729
Wealth ManagementAnd Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	423	362	829	731
Non-interest income (loss)	3,355	3,141	6,855	6,370
Total revenue	3,778	3,503	7,684	7,101
Provision for (recovery of) credit losses	0	0	0	0
Insurance service expenses	1,398	1,417	3,020	2,924
Non-interest expenses	1,249	1,131	2,507	2,304
Income (loss) before income taxes and share of net income from investment in Schwab	1,131	955	2,157	1,873
Provision for (recovery of) income taxes	294	248	563	486
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	837	707	1,594	1,387
Assets	27,370		27,370		25,231
Wholesale Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	276	45	201	(62)
Non-interest income (loss)	2,117	2,084	4,662	4,191
Total revenue	2,393	2,129	4,863	4,129
Provision for (recovery of) credit losses	78	123	250	195
Insurance service expenses	0	0	0	0
Non-interest expenses	1,509	1,461	3,072	2,996
Income (loss) before income taxes and share of net income from investment in Schwab	806	545	1,541	938
Provision for (recovery of) income taxes	194	126	368	220
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	612	419	1,173	718
Assets	763,319		763,319		754,391
Corporate [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	677	657	1,445	1,062
Non-interest income (loss)	(91)	8,903	(156)	8,854
Total revenue	586	9,560	1,289	9,916
Provision for (recovery of) credit losses	83	154	219	322
Insurance service expenses	0	0	0	0
Non-interest expenses	1,050	1,157	2,367	2,053
Income (loss) before income taxes and share of net income from investment in Schwab	(547)	8,249	(1,297)	7,541
Provision for (recovery of) income taxes	(611)	30	(1,002)	(287)
Share of net income from investment in Schwab	0	(4)	0	28
Net income (loss)	64	$ 8,215	(295)	$ 7,856
Assets	$ 159,328		$ 159,328		$ 168,092